Stockholders' Equity - Common Stock Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2020	Mar. 31, 2019
Class of Warrant or Right [Line Items]
Convertible preferred stock warrants	$ 0	$ 3,096
Common Stock Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		5,731,070
Issued March 2019
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		1,146,214
Strike (in dollars per share)		$ 0.23
Convertible preferred stock warrants				$ 179
Issued March 2020
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		4,584,856
Strike (in dollars per share)		$ 1.12
Convertible preferred stock warrants			$ 271